Related Party Transactions - Summary of Related Parties Outstanding Balances of Receivables and Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Dividend Income			₩ 11,146
Payables	₩ 20,857	₩ 57,907
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Dividend Income			8,932
Others [member]
Disclosure of transactions between related parties [line items]
Dividend Income			₩ 2,148
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Dividend Income	1,304	1,625
Trade receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Dividend Income	457	608
Trade receivables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Dividend Income	775	583
Trade receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Dividend Income	72	434
Loans and receivables [member]
Disclosure of transactions between related parties [line items]
Dividend Income	50,311	37,941
Loans and receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Dividend Income	16,200	23,100
Loans and receivables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Dividend Income	32,964	13,664
Loans and receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Dividend Income	1,147	1,177
Other payables [member]
Disclosure of transactions between related parties [line items]
Payables	1,749	1,268
Other payables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Payables	20,857	57,907
Other payables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Payables	891	557
Other payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	₩ 858	₩ 711